SUPPLEMENT dated March 31, 2000

                              To the PROSPECTUS of

                           Standish Fixed Income Fund
                          Standish Fixed Income Fund II
                         Standish World High Yield Fund
                   (formerly Standish Diversified Income Fund)
                            Standish Securitized Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                              Dated: April 30, 1999
                            Revised: December 7, 1999
                         Further Revised: March 2, 2000

--------------------------------------------------------------------------------

Standish World High Yield Fund (formerly Standish Diversified Income Fund):

      The following information replaces the information in the Fees and expenses of the funds table on page 6 of the attached Prospectus for the Standish World High Yield Fund (formerly Standish Diversified Income Fund):

      Fees and Expenses of the Funds

      This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

      Based on fiscal year                             World High Yield
      ended 12/31/98                                         Fund

      Shareholder fees (fees paid directly from
      your investment)                                       None

      Annual fund operating expenses(1,2)
      (expenses that are deducted from fund assets)
         Management fees                                     0.50%
         Distribution (12b-1) fees                           None
         Other expenses                                      0.41%
         Total annual fund operating
         expenses                                            0.91%

----------
      1 Because Standish has agreed to cap the fund's operating expenses, the fund's actual expenses (restated to reflect the current expense limitation) were:

          Management fees                                    0.09%
          Other expenses                                     0.41%
          Total annual fund operating expenses               0.50%

      These caps may be changed or eliminated.

      2 The table and example reflect the combined expenses of World High Yield Fund and the master fund in which it invests all its assets.

      The following information replaces the information under the caption Advisory services and fees on page 13 of the attached Prospectus for the Standish World High Yield Fund (formerly Standish Diversified Income Fund):

                                      Annual Advisory Fee Rates
                         (as a percentage of the fund's average net assets)

                              Actual advisory fee paid    Contractual advisory fee    Current expense limitation
World High Yield Fund                   0.00%*                     0.50%                          0.50%

* Reflects the actual advisory fee paid as a percentage of the fund's average net assets for the year ended December 31, 1998 and has not been restated.

SUPPLEMENT dated March 31, 2000

                              To the PROSPECTUS of

      Standish International Fixed Income Fund (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                         Standish World High Yield Fund
                   (formerly Standish Diversified Income Fund)

                              Dated: April 30, 1999
                            Revised: December 7, 1999
                         Further Revised: March 1, 2000
                         Further Revised: March 2, 2000

Standish World High Yield Fund (formerly Standish Diversified Income Fund):

      The following information replaces the information in the Fees and expenses of the fund table on page 11 of the attached Prospectus for the Standish World High Yield Fund (formerly Standish Diversified Income Fund):

            Fees and Expenses of the Fund

            This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

            Based on fiscal year                                     World High
            Yield ended 12/31/98                                        Fund

            Shareholder fees (fees paid directly
            from your investment)                                       None

            Annual fund operating expenses(1,2)
            (expenses that are deducted from fund assets)
               Management fees                                          0.50%
               Distribution (12b-1) fees                                None
               Other expenses                                           0.41%
               Total annual fund operating expenses                     0.91%

----------

            1 Because Standish has agreed to cap the fund's operating expenses, the fund's actual expenses (restated to reflect the current expense limitation) were:

               Management fees                                          0.09%
               Other expenses                                           0.41%
               Total annual fund operating expenses                     0.50%

            These caps may be changed or eliminated.

            2 The table and example reflect the combined expenses of World High Yield Fund and the master portfolio in which it invests all its assets.

      The following information replaces the information under the caption Advisory services and fees on page 15 of the attached Prospectus for the Standish World High Yield Fund (formerly Standish Diversified Income Fund):

                            Annual Advisory Fee Rates
               (as a percentage of the fund's average net assets)

                           Actual advisory fee paid      Contractual advisory fee     Current expense limitation
World High Yield Fund                0.00%*                       0.50%                          0.50%

* Reflects the actual advisory fee paid as a percentage of the fund's average net assets for the year ended December 31, 1998 and has not been restated.